Revenues - Narrative (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party
Disaggregation of Revenue [Line Items]
Carried interest allocation amount not yet recognized	$ 11,282	$ 5,880